Transactions with Related Parties - Legal services and Steel (Details)	12 Months Ended									7 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Member of Ocean Rig UDW's BoD USD ($)	Dec. 31, 2012 Member of Ocean Rig UDW's BoD EUR (€)	Dec. 31, 2011 Member of Ocean Rig UDW's BoD USD ($)	Dec. 31, 2011 Member of Ocean Rig UDW's BoD EUR (€)	Dec. 31, 2010 Member of Ocean Rig UDW's BoD USD ($)	Dec. 31, 2010 Member of Ocean Rig UDW's BoD EUR (€)	Jul. 25, 2011 Steel Wheel Investments [Member] USD ($)	Jul. 25, 2011 Steel Wheel Investments [Member] EUR (€)	Dec. 31, 2012 Steel Wheel Investments [Member] USD ($)	Dec. 31, 2011 Steel Wheel Investments [Member] EUR (€)
Legal fees				$ 55,000	€ 41,623	$ 61,000	€ 47,390	$ 125,000	€ 94,235
Officers' Compensation												420,000	318,082
Fees on contract termination	0	6,202,000	0							3,807,000	2,700,000
Due to related parties current	$ 4,750,000	$ 7,518,000		$ 0		$ 0